Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 26, 2024	Dec. 28, 2023	Dec. 29, 2022	Dec. 30, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)	Value of Initial Fixed $100 Investment Based On(4):		Net Income (in millions)(5)	Net Sales (in millions)(6)
					Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)
	(a)	(b)	(c)	(d)	(e)	(f)
2024	$8,421,072	$(1,642,874)	$2,040,814	$(864,861)	$200.93	$209.45	$205.9	$4,455.8
2023	$15,516,834	$23,458,383	$4,631,434	$7,186,862	$226.42	$180.77	$246.0	$4,413.9
2022	$6,282,314	$(14,905,219)	$1,362,382	$(1,990,516)	$141.13	$161.70	$298.2	$4,264.5
2021	$5,143,661	$23,822,167	$1,477,609	$5,718,110	$258.41	$201.50	$283.2	$3,433.5
2020	$13,929,515	$36,101,391	$3,339,331	$8,352,669	$184.59	$126.85	$195.0	$2,425.8

Company Selected Measure Name	Net Sales
Named Executive Officers, Footnote
(1)The PEO reflected in these columns for each of the fiscal years reflected in the table is Thomas V. Taylor. The dollar amounts reported in column (a) are the amounts of total compensation reported for Mr. Taylor for each corresponding year in the “Total” column of the Summary Compensation Table (“SCT”). Refer to “Executive Compensation—Compensation of Our Named Executive Officers—Summary Compensation Table.”
	(3)The Non-PEO NEOs reflected in these columns are: (i) for Fiscal 2024: Bryan H. Langley, Trevor S. Lang, David V. Christopherson, and Ersan Sayman; (ii) for Fiscal 2023 and Fiscal 2022: Bryan H. Langley, Trevor S. Lang, David V. Christopherson, and Brian K. Robbins; and (iii) for Fiscal 2021 and Fiscal 2020: Trevor S. Lang, Lisa G. Laube, Brian K. Robbins, and David V. Christopherson. The dollar amounts reported in column (c) represent the average of the amounts reported for the Company’s Non-PEO NEOs as a group in the “Total” column of the SCT for each applicable fiscal year.
Peer Group Issuers, Footnote	(4)The amounts reported in columns (e) and (f) represent cumulative total return to holders of our common stock against the cumulative total return of our peer entities, represented by the S&P 500 Home Improvement Retail Index, from December 26, 2019 (the last trading day before Fiscal 2020) through December 26, 2024, calculated from the market close on the last trading day before Fiscal 2020 through and including the end of each applicable fiscal year in the table above for which the total shareholder return is being calculated, respectively. The S&P 500 Home Improvement Retail Index is the same industry index referenced in our 2024 Annual Report. The total shareholder return for each investment assumes that $100 was invested in our Class A common stock and the S&P 500 Home Improvement Retail Index on December 26, 2019 through December 26, 2024, including reinvestment of any dividends.
PEO Total Compensation Amount	$ 8,421,072	$ 15,516,834	$ 6,282,314	$ 5,143,661	$ 13,929,515
PEO Actually Paid Compensation Amount	$ (1,642,874)	23,458,383	(14,905,219)	23,822,167	36,101,391
Adjustment To PEO Compensation, Footnote
(2)The dollar amounts reported in columns (b) and (d) represent the amount of “compensation actually paid” (“CAP”) to our PEO and Non-PEO NEOs. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the amounts from the “Total” column of the SCT for Fiscal 2024 to calculate CAP for Fiscal 2024. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Taylor or our Non-PEO NEOs during Fiscal 2024. The fair values of equity compensation are calculated in accordance with FASB ASC Topic 718. All assumptions made in the valuations are contained and described in footnote 11 to the Company’s financial statements for Fiscal 2024 contained in our 2024 Annual Report.

PEO SCT Total to CAP Reconciliation:	2024
SCT Total	$8,421,072
Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(5,300,060)
Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$4,619,101
Change in Fair Value From Prior Fiscal Year-End to Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$(9,556,350)
Change in Fair Value From Prior Fiscal Year-End to Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$173,363
CAP	$(1,642,874)

Non-PEO NEO Average Total Compensation Amount	$ 2,040,814	4,631,434	1,362,382	1,477,609	3,339,331
Non-PEO NEO Average Compensation Actually Paid Amount	$ (864,861)	7,186,862	(1,990,516)	5,718,110	8,352,669
Adjustment to Non-PEO NEO Compensation Footnote
(2)The dollar amounts reported in columns (b) and (d) represent the amount of “compensation actually paid” (“CAP”) to our PEO and Non-PEO NEOs. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the amounts from the “Total” column of the SCT for Fiscal 2024 to calculate CAP for Fiscal 2024. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Taylor or our Non-PEO NEOs during Fiscal 2024. The fair values of equity compensation are calculated in accordance with FASB ASC Topic 718. All assumptions made in the valuations are contained and described in footnote 11 to the Company’s financial statements for Fiscal 2024 contained in our 2024 Annual Report.

Average Non-PEO NEOs SCT Total to CAP Reconciliation:	2024
Average SCT Total Compensation	$2,040,814
Average Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(1,100,150)
Average Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$958,801
Average Change in Fair Value From Prior Fiscal Year-End to Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$(2,847,786)
Average Change in Fair Value From Prior Fiscal Year-End to Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$83,460
CAP	$(864,861)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Net Sales •EBIT •ROIC
Total Shareholder Return Amount	$ 200.93	226.42	141.13	258.41	184.59
Peer Group Total Shareholder Return Amount	209.45	180.77	161.70	201.50	126.85
Net Income (Loss)	$ 205,900,000	$ 246,000,000.0	$ 298,200,000	$ 283,200,000	$ 195,000,000.0
Company Selected Measure Amount	4,455,800,000	4,413,900,000	4,264,500,000	3,433,500,000	2,425,800,000
PEO Name	Thomas V. Taylor
Measure:: 1
Pay vs Performance Disclosure
Name	Net Sales
Non-GAAP Measure Description	Net sales is calculated in accordance with GAAP, as reflected in our audited financial statements. While we use various performance measures for the purpose of evaluating performance for our compensation programs, we have determined that net sales is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by us to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to Company performance.
Measure:: 2
Pay vs Performance Disclosure
Name	EBIT
Measure:: 3
Pay vs Performance Disclosure
Name	ROIC
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,300,060)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,619,101
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,556,350)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	173,363
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,100,150)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	958,801
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,847,786)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 83,460